Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average Summary Compensation Table Total For Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2) ($)	Value of Initial fixed $100 investment based on:(4)
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)			Total Shareholder Return ($)	Peer Group Total Shareholder Return(5) ($)	Net Income(6) ($)
2025	9,607,508	3,476,201	3,338,774	(518,662)	13.07	122.97	(644,759,000)
2024	8,499,587	1,906,523	6,047,431	4,949,046	21.60	92.16	(463,661,000)
2023	8,613,209	10,682,869	4,124,633	4,966,948	31.50	92.69	(328,066,000)
2022	6,315,903	(5,833,229)	2,046,760	(4,631,734)	24.63	88.62	(239,476,000)
2021	673,591	21,789,135	647,815	13,678,688	54.73	98.60	(186,479,000)

Named Executive Officers, Footnote	Christopher Gibson was our PEO for each year presented. The individuals comprising the non-PEO NEOs for 2025 were Najat Khan and Ben Taylor.
The individuals comprising the non-PEO NEOs for 2024 were Ben Taylor, Najat Khan, David Mauro, Tina Marriott, and Michael Secora.
The individuals comprising the non-PEO NEOs for 2023 were Tina Marriott, Michael Secora, David Mauro, and Shafique Virani.
The individuals comprising the non-PEO NEOs for 2022 were Tina Marriott, Michael Secora, Shafique Virani, and Ramona Doyle.
	The individuals comprising the non-PEO NEOs for 2021 were Ramona Doyle and Shafique Virani. Although the proxy statement for our 2022 annual meeting of stockholders also identified Tina Marriott and Michael Secora as NEOs, Dr. Doyle and Dr. Virani were our actual non-PEO NEOs for fiscal 2021 because they were the two most highly compensated executive officers other than the PEO who were serving as executive officers at the end of fiscal 2021.
Peer Group Issuers, Footnote	The peer group used for this table is the Nasdaq Biotechnology Index (the “Index”), which we also utilize for the performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025.
PEO Total Compensation Amount	$ 9,607,508	$ 8,499,587	$ 8,613,209	$ 6,315,903	$ 673,591
PEO Actually Paid Compensation Amount	$ 3,476,201	1,906,523	10,682,869	(5,833,229)	21,789,135
Adjustment To PEO Compensation, Footnote	The amounts shown for “compensation actually paid” have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the PEO or other NEOs. The following table details the applicable adjustments that were made to determine “compensation actually paid”:

	FY 2025
	PEO ($)	Average Non-PEO NEOs ($)
Summary Compensation Table - Total Compensation	9,607,508	3,338,774
(Deduct) Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(8,655,000)	(2,511,298)
(Increase) Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	3,676,389	1,244,324
(Increase/Deduct) Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(1,939,821)	(2,384,494)
(Increase) Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year that Vested During Fiscal Year	1,265,784	351,650
(Increase/Deduct) Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year	(478,659)	(557,619)
(Deduct) Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—
Compensation Actually Paid	3,476,201	(518,662)

Non-PEO NEO Average Total Compensation Amount	$ 3,338,774	6,047,431	4,124,633	2,046,760	647,815
Non-PEO NEO Average Compensation Actually Paid Amount	$ (518,662)	4,949,046	4,966,948	(4,631,734)	13,678,688
Adjustment to Non-PEO NEO Compensation Footnote	The amounts shown for “compensation actually paid” have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the PEO or other NEOs. The following table details the applicable adjustments that were made to determine “compensation actually paid”:

	FY 2025
	PEO ($)	Average Non-PEO NEOs ($)
Summary Compensation Table - Total Compensation	9,607,508	3,338,774
(Deduct) Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(8,655,000)	(2,511,298)
(Increase) Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	3,676,389	1,244,324
(Increase/Deduct) Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(1,939,821)	(2,384,494)
(Increase) Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year that Vested During Fiscal Year	1,265,784	351,650
(Increase/Deduct) Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year	(478,659)	(557,619)
(Deduct) Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—
Compensation Actually Paid	3,476,201	(518,662)

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between “compensation actually paid,” as calculated in accordance with Item 402(v) of Regulation S-K (“Compensation Actually Paid”), to our NEOs and the Company’s TSR over the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our NEOs and our net income during the five most recently completed fiscal years. While we are required to disclosure our net income (loss) for each covered fiscal year, this is not a metric used in our compensation programs at this time.

Total Shareholder Return Vs Peer Group
The following graph compares the cumulative TSR of Recursion, the Nasdaq Biotechnology Index from our April 16, 2021 closing stock price (the date on which our Class A common stock first began trading on the Nasdaq Global Select Market) through December 31, 2025. This graph assumes $100 was invested and the reinvestment of dividends, if any. The comparisons shown in the graph below are based upon historical data and are not necessarily indicative of future performance.

Total Shareholder Return Amount	$ 13.07	21.60	31.50	24.63	54.73
Peer Group Total Shareholder Return Amount	122.97	92.16	92.69	88.62	98.60
Net Income (Loss)	$ (644,759,000)	$ (463,661,000)	$ (328,066,000)	$ (239,476,000)	$ (186,479,000)
PEO Name	1.Christopher Gibson
Additional 402(v) Disclosure	Total shareholder return (“TSR”) is calculated assuming $100 was invested in the Company’s Class A common stock or the stock represented by the peer group (as applicable) for the period starting April 16, 2021 (the date on which our common stock first began trading on the Nasdaq Global Select Market) through the end of the listed fiscal year, respectively. The comparisons shown in the graph below are based upon historical data and are not necessarily indicative of future performance.The dollar amounts reported in this column represent the net income (loss) as reported in the Company’s audited financial statements for the applicable year.
The Company does not directly tie any incentive compensation paid to the Company’s Named Executive Officers to any financial performance measures.
All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,655,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,676,389
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,939,821)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,265,784
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(478,659)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,511,298)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,244,324
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,384,494)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	351,650
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(557,619)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0